BACKLOG ASSET / DEFERRED CHARTER REVENUE (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Business combination (Note 5)			$ 9,833
Backlog Asset, Impairment loss	1,143	43,214
Kamsarmax Vessels [Member]
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Business combination (Note 5)			27,677
Five Dry Bulk Vessels [Member]
Backlog Asset and Deferred Charter Revenue [Line Items]
Backlog Asset, Business combination (Note 5)			$ 25,509